Note H - Changes in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 22,615	$ 18,046
Acquisition	2,428	4,725
Foreign currency	(484)	(156)
Balance	$ 24,559	$ 22,615